COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8:-COMMITMENTS AND CONTINGENT LIABILITIES

a.The Company's research and development efforts have been partially financed through royalty-bearing programs sponsored by the Israel Innovation Authority ("IIA"). In return for the IIA's participation, the Company is committed to pay royalties at a rate ranging from 3% to 5% of sales of the products whose research was supported by grants received from the IIA, up to 100% of the amount of such participation received linked to the U.S. dollar. The obligation to pay these royalties is contingent on actual sales of the product and in the absence of such sales, no payment is required. As of June 30, 2020, the Company received total grants from the IIA in the amount of $5,543.

The total amount of royalties charged to operations for the six months period ended June 30, 2020 and 2019 was approximately $123 and $0, respectively. As of June 30, 2020, the Company's contingent liability for royalties, that are linked to active programs, net of royalties paid or accrued, totaled approximately $123.

b.The Company provides bank guarantees to some of its customers and others in the ordinary course of business. The guarantees which are provided to customers are to secure advances received at the commencement of a project or to secure performance of operational milestones. The total amount of bank guarantees provided to customers and others as of June 30, 2020, is approximately $395.

F - 15

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 8:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

c.In April 2020, the RADA Technologies LLC received approximately $455 in proceeds from an approved loan under the Paycheck Protection Program. Interest will accrue on outstanding principal balance at a rate of 1% per annum, computed on a simple interest basis. The loan principal and accrued interest will be eligible for forgiveness provided that (i) the Company will use the loan proceeds exclusively for allowed costs including payroll, employee group health benefits, rent and utilities and (ii) employee and compensation levels are maintained. If the loan is not forgiven, the Company will be required to repay the loan proceeds of $ 455 immediately, at which time any unpaid principal and accrued interest will be due and payable. The loan is included in the captions "Short term loan" in the condensed consolidated balance sheet as of June 30, 2020.